GENERAL INFORMATION - (Details) $ / shares in Units, $ in Millions	Jan. 23, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) country
Business information
Number of countries with agricultural inputs | country		25
Maximum
Business information
Bonds that maybe issued		$ 32
Revolving credit facility
Business information
Borrowing capacity		$ 30
Notes due 2023
Business information
Borrowing capacity	$ 45
Price per share | $ / shares	$ 8